Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Deferred tax assets and liabilities	Taxation

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		43.4	94.6	60.7
Adjustments in respect of prior periods		5.3	(2.0)	4.5
		48.7	92.6	65.2
Deferred tax (benefit)/expense
Origination and reversal of temporary differences		(40.1)	(41.8)	(5.2)
Impact of change in tax rates		—	—	0.9
	15	(40.1)	(41.8)	(4.3)
Total tax expense		8.6	50.8	60.9
Reconciliation of effective tax rate:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Profit before tax	145.3	277.9	253.6
Tax charge at the standard UK corporation tax rate 25% (2024: 25%; 2023: 23.5%)	36.3	69.4	59.6
Difference in tax rates	(2.1)	(3.0)	3.5
Non tax deductible interest	—	—	(0.8)
Other income and expenses not taxable or deductible	10.4	4.5	11.7
Movement in unrecognized deferred tax	1.5	5.2	(5.7)
Recognition of previously unrecognized deferred tax assets	(10.5)	—	—
Movement in uncertain tax position	(32.3)	14.4	(12.8)
Impact of change in tax rates	—	—	0.9
Change in tax base of intangible assets due to internal reorganization	—	(37.7)	—
Prior period adjustment	5.3	(2.0)	4.5
Total tax expense	8.6	50.8	60.9

Effective tax rates
The Company is resident in the United Kingdom for tax purposes. The effective tax rate for the year ended December 31, 2025 was 5.9% (year ended December 31, 2024: 18.3%). The change is principally caused by the recognition of previously unrecognized deferred tax assets, as well as a reduction in the provision for uncertain tax positions, primarily driven by the release of provisions owing to the passage of time.
The Company operates in many different jurisdictions and in some of these, certain matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments, appeals and refunds. The Company actively seeks to manage the associated risks by proactively engaging with tax authorities and applying for Advanced Pricing Agreements where appropriate. Provisions for uncertain tax positions require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified and management assesses that the risk of that exposure crystallizing is probable, a provision is made based on best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could, in future years, experience adjustments to this provision, including releases of provisions when those exposures become time-barred.
Notwithstanding this, management believes that the Company’s tax position on all open matters including those in current discussion with local tax authorities is robust and that the Company is appropriately provided. As of December 31, 2025, the current tax payable of €193.4 million and deferred tax liabilities of €259.3 million includes provisions for uncertain tax positions of €101.5 million. As of December 31, 2024, the current tax payable of €226.7 million and deferred tax liabilities of €292.7 million included provisions for uncertain tax positions of €140.4 million.
The UK statutory rate of corporation tax increased from 19% to 25% with effect from April 1, 2023. The average UK statutory rate of corporation tax was 25.0% for the year ended December 31, 2025 (year ended December 31, 2024: 25.0%; year ended December 31, 2023: 23.5%).
In December 2021, the OECD released a framework for Pillar Two Model Rules which has introduced a global minimum corporate tax rate of 15% applicable to multinational enterprise groups with a global revenue over €750 million, effective from 1 January 2024. Management has reviewed this legislation, and is monitoring the status of implementation of the model rules in the UK as well as in the EU and other jurisdictions. The Company has concluded that the overall tax charge is not materially affected by the application of the legislation, based on current facts and circumstances, as all of the material jurisdictions in which the group operates have a statutory rate of 15% or above, and has not recognized a current tax charge. The Company has applied the exemption to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
The tax charge/(benefit) relating to components of other comprehensive income/(loss) is as follows:

		Before tax	Tax charge	After tax
Year ended December 31, 2025	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		16.1	(4.9)	11.2
Exchange differences on translation of foreign operations		(32.9)	—	(32.9)
Cash flow hedges		(10.4)	1.6	(8.8)
Other comprehensive (loss)/income		(27.2)	(3.3)	(30.5)
Current tax			—
Deferred tax	15		(3.3)
			(3.3)
		Before tax	Tax charge	After tax
Year ended December 31, 2024	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		3.7	(1.1)	2.6
Exchange differences on translation of foreign operations		34.3	—	34.3
Cash flow hedges		5.5	(5.2)	0.3
Other comprehensive income/(loss)		43.5	(6.3)	37.2
Current tax			—
Deferred tax	15		(6.3)
			(6.3)
		Before tax	Tax benefit	After tax
Year ended December 31, 2023		€m	€m	€m
Remeasurement of post-employment benefit liabilities		(26.7)	6.3	(20.4)
Exchange differences on translation of foreign operations		11.7	—	11.7
Cash flow hedges		(58.7)	18.5	(40.2)
Other comprehensive (loss)/income		(73.7)	24.8	(48.9)
Current tax			—
Deferred tax			24.8
			24.8
Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period is not recognized in either net profit or loss or other comprehensive income but is directly credited to equity. These relate to the payment of employer taxes on shares issued under management share awards.

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Current tax benefit	—	—	0.3
Deferred tax (charge)/benefit	(0.1)	3.3	(1.5)
	(0.1)	3.3	(1.2)
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2025			December 31, 2024
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(12.0)	(10.6)	(22.6)	(0.1)	(32.2)	(32.3)
Intangible assets	9.6	(357.4)	(347.8)	12.0	(347.6)	(335.6)
Employee benefits	7.2	5.6	12.8	1.4	17.7	19.1
Tax value of loss carry forwards	—	106.1	106.1	—	65.2	65.2
Derivative financial instruments	4.2	0.8	5.0	(0.8)	3.7	2.9
Other	8.1	(3.8)	4.3	2.2	0.5	2.7
Tax assets/(liabilities)	17.1	(259.3)	(242.2)	14.7	(292.7)	(278.0)
Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable.
Deferred tax assets that the Company has not recognized in the financial statements amount to €42.5 million (December 31, 2024: €53.8 million). These deferred tax assets had not been recognized as the likelihood of recovery is not probable. At the reporting date, undistributed reserves of subsidiaries for which deferred tax liabilities have not been recognized were €1,161.5 million (December 31, 2024: €1,073.1 million). No liability has been recognized in respect of these differences because the timing of any distribution is under the Group's control and no distribution which gives rise to taxation is planned.
Movement in deferred tax during the year:

	Opening balance Jan 1, 2025	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2025
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(32.3)	9.8	—	—	(0.1)	(22.6)
Intangible assets	(335.6)	(11.9)	—	—	(0.3)	(347.8)
Employee benefits	19.1	(1.5)	(4.9)	(0.1)	0.2	12.8
Tax value of loss carry forwards	65.2	41.0	—	—	(0.1)	106.1
Derivative financial instruments	2.9	0.8	1.6	—	(0.3)	5.0
Other	2.7	1.9	—	—	(0.3)	4.3
Total deferred tax	(278.0)	40.1	(3.3)	(0.1)	(0.9)	(242.2)

	Opening balance Jan 1, 2024	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2024
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(29.4)	(3.1)	—	—	0.2	(32.3)
Intangible assets	(368.2)	32.6	—	—	—	(335.6)
Employee benefits	17.8	1.1	(1.1)	1.4	(0.1)	19.1
Tax value of loss carry forwards	51.1	12.0	—	—	2.1	65.2
Derivative financial instruments	7.9	(0.3)	(5.2)	1.9	(1.4)	2.9
Other	2.6	(0.5)	—	—	0.6	2.7
Total deferred tax	(318.2)	41.8	(6.3)	3.3	1.4	(278.0)